Mar 31, 2012 NOTE 4 - Stock Options and Warrants	15 Months Ended
Mar. 31, 2012
Mar 31, 2012 NOTE 4 - Stock Options and Warrants [Abstract]
Mar 31, 2012 NOTE 4 - Stock Options and Warrants

NOTE 4 - STOCK OPTIONS AND WARRANTS

During the three months ended March 31, 2012, the Company granted 5,000 warrants as consideration for the funding of the revolving line of credit.  The fair value of the options granted was estimated on the date granted using the Black-Scholes pricing model, with the following assumptions used for the valuation: risk-free interest rate of 85.00%, expected dividend yield of zero, expected life of five years and expected volatility of 582.87%. The warrants have an exercise price of 2.68, and can be exercised at any time and expire in five years from the grant date.

During the three months ended March 31, 2012 and 2011, the Company recognized expense of $15,450 and $69,452, respectively, for options and warrants that vested during the periods pursuant to ASC Topic 718.

In April 2007, the Company’s shareholders approved its 2006 Long-Term Incentive Plan (“the Plan”). Under the plan, the Company may issue up to 10,000,000 shares of both Incentive Stock Options to employees only and Non-Qualified Stock Options to employees and consultants at its discretion. As of March 31, 2012 the Company has a total of 2,825,000 options issued under the plan.

 A summary of the status of the options and warrants granted at March 31, 2012 and December 31, 2011 and changes during the periods then ended is presented below:

	2012		2011
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding at beginning of period	2,820,000	$0.73	5,870,000	$0.52
Granted	5,000	2.68	-	-
Exercised		-	(1,177,983)	0.15
Expired or canceled	-	-	(1,872,017)	0.43
Outstanding at end of period	2,825,000	0.73	2,820,000	0.73
Exercisable	2,825,000	$0.73	2,820,000	$0.73

A summary of the status of the options and warrants outstanding at March 31, 2012 is presented below:

	Total Outstanding		Total Exercisable
		Average		Weighted
	Number	Remaining	Number	Average
Range	O/S	Life (Yrs)	Exercisable	Exercisable
$0.01 - 0.50	200,000	2.53	200,000	$0.38
$0.51 - 0.75	1,580,000	0.63	1,580,000	$0.63
$0.76 - 1.00	1,040,000	0.61	1,040,000	$0.94
$1.01 - 3.00	5,000	0.02	5,000	$0.01
$0.01 – 3.00	2,825,000	0.75	2,825,000	$0.73